Notes Payable	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Notes Payable

Note 4 – Notes Payable

On June 20, 2025, the Company entered into a promissory note to finance its directors and officers (“D&O”) insurance premium. The original principal amount of the note was $151,300 and bears interest at a fixed annual rate of 8.250%. The note requires monthly payments of principal and interest and matures on May 20, 2026.

As of March 31, 2026 and December 31, 2025, the outstanding principal balance was $15,130 and $60,520, respectively. The note is unsecured and contains no financial covenants.